Expense Example - FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity SAI Intermediate Treasury Bond Index Fund - Fidelity SAI Intermediate Treasury Bond Index Fund
Aug. 15, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	$ 12